UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 100.8%
Equity — 58.7%
198,834	Goldman Sachs Structured International Equity Fund—25.0%	$2,829,414
101,690	Goldman Sachs Structured Large Cap Growth Fund—12.7%	1,433,829
66,119	Goldman Sachs Structured Large Cap Value Fund—7.3%	825,827
62,778	Goldman Sachs Structured Emerging Markets Equity Fund—5.3%	596,394
37,574	Goldman Sachs Structured Small Cap Equity Fund—3.8%	434,734
18,156	Goldman Sachs International Real Estate Securities Fund—1.6%	183,553
18,619	Goldman Sachs Structured International Small Cap Fund—1.5%	167,944
9,935	Goldman Sachs Real Estate Securities Fund—1.5%	163,926

		6,635,621

Fixed Income — 42.1%
160,419	Goldman Sachs Inflation Protected Securities Fund—15.4%	1,737,333
84,140	Goldman Sachs Global Income Fund—9.4%	1,064,369
72,318	Goldman Sachs Core Fixed Income Fund—6.1%	692,082
77,549	Goldman Sachs High Yield Fund—5.1%	576,968
26,340	Goldman Sachs Commodity Strategy Fund—3.6%	412,751
16,111	Goldman Sachs Emerging Markets Debt Fund—1.7%	187,857
9,714	Goldman Sachs Local Emerging Markets Debt Fund—0.8%	96,267

		4,767,627

TOTAL INVESTMENTS — 100.8%		$11,403,248

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(89,630)

NET ASSETS — 100.0%		$11,313,618

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2008, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$11,751,573

Gross unrealized gain	244,196
Gross unrealized loss	(592,521)

Net unrealized security loss	$(348,325)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Semiannual Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 100.8%
Equity — 66.4%
227,419	Goldman Sachs Structured International Equity Fund—27.7%	$3,236,169
120,083	Goldman Sachs Structured Large Cap Growth Fund—14.5%	1,693,164
84,216	Goldman Sachs Structured Large Cap Value Fund—9.0%	1,051,853
80,190	Goldman Sachs Structured Emerging Markets Equity Fund—6.5%	761,802
41,878	Goldman Sachs Structured Small Cap Equity Fund—4.1%	484,526
19,753	Goldman Sachs International Real Estate Securities Fund—1.7%	199,700
10,311	Goldman Sachs Real Estate Securities Fund—1.5%	170,139
18,473	Goldman Sachs Structured International Small Cap Fund—1.4%	166,629

		7,763,982

Fixed Income — 34.4%
125,172	Goldman Sachs Inflation Protected Securities Fund—11.6%	1,355,614
82,766	Goldman Sachs Global Income Fund—9.0%	1,046,984
75,454	Goldman Sachs High Yield Fund—4.8%	561,375
28,287	Goldman Sachs Commodity Strategy Fund—3.8%	443,262
33,320	Goldman Sachs Core Fixed Income Fund—2.7%	318,872
16,284	Goldman Sachs Emerging Markets Debt Fund—1.6%	189,877
9,791	Goldman Sachs Local Emerging Markets Debt Fund—0.9%	97,027

		4,013,011

TOTAL INVESTMENTS — 100.8%		$11,776,993

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(88,615)

NET ASSETS — 100.0%		$11,688,378

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2008, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$12,226,582

Gross unrealized gain	216,662
Gross unrealized loss	(666,251)

Net unrealized security loss	$(449,589)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Semiannual Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 100.7%
Equity — 73.2%
268,693	Goldman Sachs Structured International Equity Fund—30.3%	$3,823,495
145,168	Goldman Sachs Structured Large Cap Growth Fund—16.2%	2,046,873
107,321	Goldman Sachs Structured Large Cap Value Fund—10.6%	1,340,435
92,822	Goldman Sachs Structured Emerging Markets Equity Fund—7.0%	881,805
47,678	Goldman Sachs Structured Small Cap Equity Fund—4.4%	551,632
21,698	Goldman Sachs International Real Estate Securities Fund—1.7%	219,369
11,126	Goldman Sachs Real Estate Securities Fund—1.5%	183,580
20,201	Goldman Sachs Structured International Small Cap Fund—1.5%	182,214

		9,229,403

Fixed Income — 27.5%
99,455	Goldman Sachs Inflation Protected Securities Fund—8.5%	1,077,098
67,285	Goldman Sachs Global Income Fund—6.8%	851,158
71,912	Goldman Sachs High Yield Fund—4.2%	535,024
31,951	Goldman Sachs Commodity Strategy Fund—4.0%	500,670
24,476	Goldman Sachs Core Fixed Income Fund—1.9%	234,237
14,946	Goldman Sachs Emerging Markets Debt Fund—1.4%	174,267
8,904	Goldman Sachs Local Emerging Markets Debt Fund—0.7%	88,235

		3,460,689

TOTAL INVESTMENTS — 100.7%		$12,690,092

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(84,543)

NET ASSETS — 100.0%		$12,605,549

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2008, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$13,121,383

Gross unrealized gain	206,148
Gross unrealized loss	(637,439)

Net unrealized security loss	$(431,291)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Semiannual Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 100.6%
Equity — 82.1%
306,912	Goldman Sachs Structured International Equity Fund—33.5%	$4,367,352
173,229	Goldman Sachs Structured Large Cap Growth Fund—18.8%	2,442,527
134,941	Goldman Sachs Structured Large Cap Value Fund—12.9%	1,685,418
102,873	Goldman Sachs Structured Emerging Markets Equity Fund—7.5%	977,291
51,922	Goldman Sachs Structured Small Cap Equity Fund—4.6%	600,739
22,716	Goldman Sachs International Real Estate Securities Fund—1.8%	229,662
21,488	Goldman Sachs Structured International Small Cap Fund—1.5%	193,822
11,644	Goldman Sachs Real Estate Securities Fund—1.5%	192,121

		10,688,932

Fixed Income — 18.5%
48,667	Goldman Sachs Global Income Fund—4.7%	615,639
33,560	Goldman Sachs Commodity Strategy Fund—4.0%	525,892
45,135	Goldman Sachs Inflation Protected Securities Fund—3.8%	488,810
61,085	Goldman Sachs High Yield Fund—3.5%	454,470
11,806	Goldman Sachs Emerging Markets Debt Fund—1.1%	137,659
12,728	Goldman Sachs Core Fixed Income Fund—0.9%	121,808
7,026	Goldman Sachs Local Emerging Markets Debt Fund—0.5%	69,625

		2,413,903

TOTAL INVESTMENTS — 100.6%		$13,102,835

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(80,460)

NET ASSETS — 100.0%		$13,022,375

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
For information on the mutual funds and underlying mutual funds, please call our toll free shareholder services line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2008, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$13,606,234

Gross unrealized gain	171,534
Gross unrealized loss	(674,933)

Net unrealized security loss	$(503,399)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Semiannual Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 100.7%
Equity — 86.3%
276,397	Goldman Sachs Structured International Equity Fund—35.0%	$3,933,122
158,585	Goldman Sachs Structured Large Cap Growth Fund—19.9%	2,236,045
125,143	Goldman Sachs Structured Large Cap Value Fund—13.9%	1,563,037
91,677	Goldman Sachs Structured Emerging Markets Equity Fund—7.7%	870,934
45,815	Goldman Sachs Structured Small Cap Equity Fund—4.7%	530,077
22,110	Goldman Sachs Structured International Small Cap Fund—1.8%	199,431
19,587	Goldman Sachs International Real Estate Securities Fund—1.8%	198,022
10,252	Goldman Sachs Real Estate Securities Fund—1.5%	169,164

		9,699,832

Fixed Income — 14.4%
49,580	Goldman Sachs Global Income Fund—5.6%	627,188
30,013	Goldman Sachs Commodity Strategy Fund—4.2%	470,308
36,992	Goldman Sachs High Yield Fund—2.4%	275,219
12,577	Goldman Sachs Core Fixed Income Fund—1.1%	120,367
7,158	Goldman Sachs Emerging Markets Debt Fund—0.7%	83,463
4,259	Goldman Sachs Local Emerging Markets Debt Fund—0.4%	42,204

		1,618,749

TOTAL INVESTMENTS — 100.7%		$11,318,581

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(79,961)

NET ASSETS — 100.0%		$11,238,620

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2008, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$11,989,236

Gross unrealized gain	151,364
Gross unrealized loss	(822,019)

Net unrealized security loss	$(670,655)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Semiannual Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 100.9%
Equity — 90.3%
261,891	Goldman Sachs Structured International Equity Fund—36.6%	$3,726,707
149,740	Goldman Sachs Structured Large Cap Growth Fund—20.7%	2,111,337
119,546	Goldman Sachs Structured Large Cap Value Fund—14.7%	1,493,130
86,782	Goldman Sachs Structured Emerging Markets Equity Fund—8.1%	824,431
43,085	Goldman Sachs Structured Small Cap Equity Fund—4.9%	498,499
23,060	Goldman Sachs Structured International Small Cap Fund—2.0%	207,996
17,915	Goldman Sachs International Real Estate Securities Fund—1.8%	181,122
9,360	Goldman Sachs Real Estate Securities Fund—1.5%	154,441

		9,197,663

Fixed Income — 10.6%
28,744	Goldman Sachs Commodity Strategy Fund—4.4%	450,421
26,701	Goldman Sachs Global Income Fund—3.3%	337,765
20,499	Goldman Sachs High Yield Fund—1.5%	152,509
7,497	Goldman Sachs Core Fixed Income Fund—0.7%	71,749
3,915	Goldman Sachs Emerging Markets Debt Fund—0.5%	45,650
2,361	Goldman Sachs Local Emerging Markets Debt Fund—0.2%	23,398

		1,081,492

TOTAL INVESTMENTS — 100.9%		$10,279,155

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(86,731)

NET ASSETS — 100.0%		$10,192,424

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2008, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$10,886,433

Gross unrealized gain	151,310
Gross unrealized loss	(758,588)

Net unrealized security loss	$(607,278)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Semiannual Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P., (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The investment valuation policy of the Portfolios is to value investments at market value. The Underlying Funds may invest in fixed income securities which, if market quotations are readily available, are valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine fair value. The Underlying Funds may also invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or investments in securities traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. The Underlying Funds may also invest in foreign securities traded on a foreign equity securities exchange that are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Trustees consistent with applicable regulatory guidance. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, that fair value of the underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
     In addition, GSAM, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to, situations relating to one or more single issuers in a market sector, significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man made disasters or acts of God; armed conflicts; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; trading units; or suspensions.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 30, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	July 30, 2008

* Print the name and title of each signing officer under his or her signature.